Goodwill - Narrative (Details) € in Millions		3 Months Ended	8 Months Ended	12 Months Ended			24 Months Ended
	Jun. 08, 2020 EUR (€) site	Sep. 01, 2020	Aug. 31, 2021	Aug. 31, 2021	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Economic impact of COVID 19, base outlook percentage					60.00%
Economic impact of COVID 19, pessimistic outlook percentage					30.00%
Economic impact of COVID 19, optimistic outlook percentage					10.00%
OIBDA margin (as a percent)					26.00%
Long-term capital expenditure (CapEx) ratio (as a percent)					10.00%
Goodwill
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) through transfers, goodwill					€ (4,950)
Increase (decrease) through net exchange differences, goodwill					(2,895)	€ 33
Impairment loss					519	206
Impairment loss recognised in profit or loss, intangible assets and goodwill					519	206
Disposals, intangible assets and goodwill						€ 178
Telefónica Germany GmbH & Co. OHG
Disclosure of detailed information about intangible assets [line items]
Number of sites transferred | site	10,100
Proceeds from transfer of sites	€ 1,500
Proportion of sites transferred (as a percent)		60.00%
Telefónica Germany GmbH & Co. OHG | Other disposals of assets
Disclosure of detailed information about intangible assets [line items]
Proportion of sites to be transferred (as a percent)			40.00%	40.00%
Telefonica Germany Mobilfunk Standortgesellschaft mbH
Disclosure of detailed information about intangible assets [line items]
Number of sites owned | site	6,000
Telefónica Peru
Disclosure of detailed information about intangible assets [line items]
Long-term capital expenditure (CapEx) ratio (as a percent)						11.00%
Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Impairment loss						€ 206
Impairment loss recognised in profit or loss, intangible assets and goodwill						€ 206
Impairment loss recognised in profit or loss, property, plant and equipment					269
Telefónica Argentina | Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment loss					519
Impairment loss recognised in profit or loss, intangible assets and goodwill					519
Telefónica Argentina | Intangible assets other than goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment loss					106
Impairment loss recognised in profit or loss, intangible assets and goodwill					€ 106
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
Long-term capital expenditure (CapEx) ratio (as a percent)					12.00%
Growth rate used to extrapolate cash flow projections (as a percent)					0.80%	1.00%
Telefónica Spain | Goodwill | Operating segments
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) through transfers, goodwill					€ 0
Increase (decrease) through net exchange differences, goodwill					0	€ 0
Impairment loss					0	0
Impairment loss recognised in profit or loss, intangible assets and goodwill					€ 0	0
Disposals, intangible assets and goodwill						€ 11
Telefónica Germany and Telefónica United Kingdom
Disclosure of detailed information about intangible assets [line items]
Long-term capital expenditure (CapEx) ratio (as a percent)					14.00%
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)					1.00%	1.10%
Telefónica Germany | Goodwill | Operating segments
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) through transfers, goodwill					€ (261)
Increase (decrease) through net exchange differences, goodwill					0	€ 0
Impairment loss					0	0
Impairment loss recognised in profit or loss, intangible assets and goodwill					€ 0	0
Disposals, intangible assets and goodwill						€ 0
Telefónica United Kingdom
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)					0.80%	0.80%
Telefónica United Kingdom | Goodwill | Operating segments
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) through transfers, goodwill					€ (4,750)
Increase (decrease) through net exchange differences, goodwill					(97)	€ 236
Impairment loss					0	0
Impairment loss recognised in profit or loss, intangible assets and goodwill					€ 0	0
Disposals, intangible assets and goodwill						€ 0
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Long-term capital expenditure (CapEx) ratio (as a percent)					16.00%
Growth rate used to extrapolate cash flow projections (as a percent)					4.50%	4.50%
Telefónica Brazil | Goodwill | Operating segments
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) through transfers, goodwill					€ 0
Increase (decrease) through net exchange differences, goodwill					(2,556)	€ (176)
Impairment loss					0	0
Impairment loss recognised in profit or loss, intangible assets and goodwill					€ 0	0
Disposals, intangible assets and goodwill						€ 1
Telefónica Brazil | Minimum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)					1.80%
Telefónica Brazil | Maximum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)					4.80%
Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)					23.00%
Perpetuity growth rates | Telefónica Europe
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)					1.00%
Perpetuity growth rates | Telefónica Spain | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(0.375%)
Perpetuity growth rates | Telefónica Spain | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					0.375%
Perpetuity growth rates | Telefónica Germany | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(0.375%)
Perpetuity growth rates | Telefónica Germany | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					0.375%
Perpetuity growth rates | Telefónica United Kingdom | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(0.375%)
Perpetuity growth rates | Telefónica United Kingdom | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					0.375%
Perpetuity growth rates | Telefónica Brazil | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(0.75%)
Perpetuity growth rates | Telefónica Brazil | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					0.75%
Weighted Average Cost of Capital (WACC) | Telefónica Peru
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					2.80%	8.70%
Terminal Growth Rate
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					10.00%
Terminal Growth Rate | Telefónica Peru
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(3.80%)	2.40%
OIBDA Margin | Telefónica Peru
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(7.10%)	30.00%
OIBDA Margin | Telefónica Spain | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(2.625%)
OIBDA Margin | Telefónica Spain | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					2.625%
OIBDA Margin | Telefónica Germany | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(2.625%)
OIBDA Margin | Telefónica Germany | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					2.625%
OIBDA Margin | Telefónica United Kingdom | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(2.25%)
OIBDA Margin | Telefónica United Kingdom | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					2.25%
OIBDA Margin | Telefónica Brazil | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(3.00%)
OIBDA Margin | Telefónica Brazil | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					3.00%
Investment/Sales Ratio | Telefónica Peru
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					5.00%
Forecast | Telefónica Spain | Minimum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)							39.00%
Forecast | Telefónica Spain | Maximum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)							43.00%
Forecast | Telefónica Germany | Minimum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)							31.00%
Forecast | Telefónica Germany | Maximum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)							33.00%
Forecast | Telefónica United Kingdom | Minimum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)							29.00%
Forecast | Telefónica United Kingdom | Maximum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)							34.00%
Forecast | Telefónica Brazil | Minimum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)							41.00%
Forecast | Telefónica Brazil | Maximum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)							45.00%
Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Reversal of deferred tax liabilities associated with hyperinflation					€ 94